ACCOUNTING CHANGES OR RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Jun. 29, 2018
Accounting Changes and Error Corrections [Abstract]
ACCOUNTING CHANGES OR RECENT ACCOUNTING PRONOUNCEMENTS
NOTE 2: ACCOUNTING CHANGES OR RECENT ACCOUNTING PRONOUNCEMENTS
Adoption of New Accounting Standards
In the first quarter of fiscal 2018, we adopted an accounting standards update issued by the Financial Accounting Standards Board (“FASB”) that requires recognition of the income tax consequences of intra-entity transfers of assets other than inventory when the transfer occurs. Consequently, this update eliminates the exception to the recognition of current and deferred income taxes for intra-entity transfers of assets other than for inventory until the assets have been sold to an outside party. This update requires entities to apply a modified retrospective approach with a cumulative catch-up adjustment to beginning retained earnings in the period of adoption. In addition, entities are required to record deferred tax balances with an offset to retained earnings for unrecognized amounts that will be recognized under this update. We applied all changes required by this update using the modified retrospective approach from the beginning of fiscal 2018. Adopting this update resulted in a $27 million reduction of prepaid income tax assets from the “Other current assets” and “Other non-current assets” line items and a $27 million increase in the “Non-current deferred income taxes” line item in our Condensed Consolidated Balance Sheet (Unaudited) as of September 29, 2017.
In the fourth quarter of fiscal 2018, we adopted an accounting standards update issued by the FASB that allows companies to reclassify the stranded tax effects resulting from the Tax Cuts and Jobs Act of 2017 (the “Tax Act”), from accumulated other comprehensive loss to retained earnings. Stranded tax effects are the deferred tax amounts recorded through other comprehensive income, using a 35% statutory rate, that remained after we remeasured our net deferred tax assets and liabilities to reflect the lower enacted corporate tax rates. We elected to early adopt this accounting standards update and elected to reclassify, in the period of enactment, stranded tax effects totaling $35 million from the “Accumulated other comprehensive loss” line item to the “Retained earnings” line item in our Consolidated Balance Sheet. The reclassification amount primarily included income tax effects related to our pension and postretirement benefit plans. Income tax effects remaining in accumulated other comprehensive income will be released into earnings as the related pretax amounts are reclassified to earnings.
Effective June 30, 2018 we adopted ASC 606. This standard supersedes nearly all revenue recognition guidance under GAAP and International Financial Reporting Standards and supersedes some cost guidance for construction-type and production-type contracts. The guidance in this standard is principles-based, and, consequently, entities are required to use more judgment and make more estimates than under prior guidance, including identifying contract performance obligations, estimating variable consideration to include in the contract price and allocating the transaction price to separate performance obligations. The core principle of this standard is that entities should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. To help financial statement users better understand the nature, amount, timing and potential uncertainty of the revenue and cash flows, this standard requires significantly more interim and annual disclosures. We have adopted the requirements of the new standard using the full retrospective method, which means that we have restated each prior reporting period presented and recognized the cumulative effect of applying the standard at the earliest period presented. We opted for this adoption method because we believe it provides enhanced comparability and transparency across periods. We elected to apply the practical expedient related to backlog disclosures for prior reporting periods. We also elected to apply the practical expedient related to evaluating the effects of contract modifications that occurred prior to the earliest period presented. No other transition practical expedients were applied.
Adopting this standard resulted in the recognition of a cumulative-effect adjustment of $15 million to reduce the opening balance of retained earnings at July 2, 2016. Our fiscal 2017 revenue from product sales and services decreased by $3 million and our income from continuing operations decreased by $10 million ($.08 per share). Our fiscal 2018 revenue from product sales and services decreased by $14 million and our income from continuing operations decreased by $19 million ($.15 per share). This standard also resulted in the establishment of “Contract assets” and “Contract liabilities” line items and the reclassification to these line items of amounts previously presented in the “Receivables,” “Inventories” and “Advanced payments and unearned income” line items in our Consolidated Balance Sheet. Total net cash provided by operating activities and total net cash provided by or used in investing activities and financing activities in our Consolidated Statements of Cash Flows were not impacted by the adoption of ASC 606. These amounts are reflected in the tables below and are updated from the preliminary assessment of the impacts of adopting ASC 606 included in our Fiscal 2018 Annual Report on Form 10-K.
We also adopted ASU 2017-07, Compensation - Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost, effective June 30, 2018. This standard requires that entities present components of net periodic pension and postretirement benefit costs other than the service cost component (“other components of net benefit cost”) separately from the service cost component. The other components of net benefit cost may be presented as a separate line item or items, or if a separate line item is not used, the line item used to present the other components of net benefit cost must be disclosed. Previously, we included each component of net benefit cost within the “Cost of product sales and services” and “Engineering, selling and administrative expenses” line items in our Consolidated Statement of Income. In accordance with this update, we will present the other components of net benefit cost as part of the “Non-operating income” line item in our Consolidated Statement of Income. We adopted this update retrospectively by recasting each prior period presented, using as our estimation basis for recasting prior periods the amounts disclosed in the Postretirement benefit plan footnote to our previously issued financial statements. Adopting this update resulted in a $147 million increase in cost of sales and services, a $37 million increase in engineering, selling and administrative expenses and a corresponding $184 million increase in non-operating income for fiscal 2018, with no impact to net income and a $132 million increase in cost of sales and services, a $32 million increase in engineering, selling and administrative expenses and a corresponding $164 million increase in non-operating income for fiscal 2017, with no impact to net income.
The following tables summarize the effect of adopting ASC 606 and ASU 2017-07 on our Consolidated Statement of Income for fiscal 2018 and 2017:

	Fiscal Year Ended June 29, 2018
	As Previously Reported	Effect of Adopting ASC 606	Effect of Adopting ASU 2017-07	As Recast

	(In millions, except per share amounts)
Revenue from product sales and services
Revenue from product sales	$5,062	$(24)	$—	$5,038
Revenue from services	1,120	10	—	1,130
	6,182	(14)	—	6,168
Cost of product sales and services
Cost of product sales	(3,106)	14	(147)	(3,239)
Cost of services	(825)	(2)	—	(827)
	(3,931)	12	(147)	(4,066)
Engineering, selling and administrative expenses	(1,129)	(16)	(37)	(1,182)
Non-operating income (loss)	(28)	—	184	156
Interest income	2	—	—	2
Interest expense	(170)	—	—	(170)
Income from continuing operations before income taxes	926	(18)	—	908
Income taxes	(205)	(1)	—	(206)
Income from continuing operations	721	(19)	—	702
Discontinued operations, net of income taxes	(3)	—	—	(3)
Net income	$718	$(19)	$—	$699

Net income per common share
Basic
Continuing operations	$6.06	$(0.16)	$—	$5.90
Discontinued operations	(0.02)	—	—	(0.02)
	$6.04	$(0.16)	$—	$5.88
Diluted
Continuing operations	$5.94	$(0.16)	$—	$5.78
Discontinued operations	(0.02)	—	—	(0.02)
	$5.92	$(0.16)	$—	$5.76

	Fiscal Year Ended June 29, 2017
	As Previously Reported	Effect of Adopting ASC 606	Effect of Adopting ASU 2017-07	As Recast

	(In millions, except per share amounts)
Revenue from product sales and services
Revenue from product sales	$4,667	$—	$—	$4,667
Revenue from services	1,233	(3)	—	1,230
	5,900	(3)	—	5,897
Cost of product sales and services
Cost of product sales	(2,964)	10	(104)	(3,058)
Cost of services	(770)	2	(28)	(796)
	(3,734)	12	(132)	(3,854)
Engineering, selling and administrative expenses	(1,093)	(25)	(32)	(1,150)
Non-operating income	2	—	164	166
Interest income	2	—	—	2
Interest expense	(172)	—	—	(172)
Income from continuing operations before income taxes	905	(16)	—	889
Income taxes	(267)	6	—	(261)
Income from continuing operations	638	(10)	—	628
Discontinued operations, net of income taxes	(85)	—	—	(85)
Net income	$553	$(10)	$—	$543

Net income per common share
Basic
Continuing operations	$5.19	$(0.08)	$—	$5.11
Discontinued operations	(0.69)	—	—	(0.69)
	$4.50	$(0.08)	$—	$4.42
Diluted
Continuing operations	$5.12	$(0.08)	$—	$5.04
Discontinued operations	(0.68)	—	—	(0.68)
	$4.44	$(0.08)	$—	$4.36

The following table summarizes the effect of the adoption of ASC 606 on our Consolidated Balance Sheet at June 29, 2018 and June 30, 2017:

	June 29, 2018			June 30, 2017
	As Previously Reported	Effect of Adopting ASC 606	As Recast	As Reported	Effect of adopting ASC 606	As Recast

	(In millions)
Assets
Current Assets
Cash and cash equivalents	$288	$—	$288	$484	$—	$484
Receivables	735	(269)	466	623	(258)	365
Contract assets	—	782	782	—	706	706
Inventories	925	(514)	411	841	(449)	392
Income taxes receivable	174	—	174	24	—	24
Other current assets	101	2	103	101	—	101
Total current assets	2,223	1	2,224	2,073	(1)	2,072
Non-current Assets
Property, plant and equipment	900	—	900	904	—	904
Goodwill	5,372	—	5,372	5,366	—	5,366
Other intangible assets	989	—	989	1,104	—	1,104
Non-current deferred income taxes	116	3	119	409	15	424
Other non-current assets	239	8	247	234	8	242
Total non-current assets	7,616	11	7,627	8,017	23	8,040
	$9,839	$12	$9,851	$10,090	$22	$10,112

Liabilities and Equity
Current Liabilities
Short-term debt	$78	$—	$78	$80	$—	$80
Accounts payable	622	—	622	540	—	540
Advanced payments and unearned income	314	(314)	—	252	(252)	—
Contract liabilities	—	372	372	—	291	291
Compensation and benefits	142	—	142	140	—	140
Other accrued items	313	4	317	329	3	332
Income taxes payable	15	—	15	31	(1)	30
Current portion of long-term debt, net	304	—	304	554	—	554
Total current liabilities	1,788	62	1,850	1,926	41	1,967
Non-current Liabilities
Defined benefit plans	714	—	714	1,278	—	1,278
Long-term debt, net	3,408	—	3,408	3,396	—	3,396
Non-current deferred income taxes	90	(11)	79	34	—	34
Other long-term liabilities	517	5	522	528	6	534
Total non-current liabilities	4,729	(6)	4,723	5,236	6	5,242
Equity
Shareholders’ Equity:
Common stock	118	—	118	120	—	120
Other capital	1,714	—	1,714	1,741	—	1,741
Retained earnings	1,692	(44)	1,648	1,343	(25)	1,318
Accumulated other comprehensive loss	(202)	—	(202)	(276)	—	(276)
Total equity	3,322	(44)	3,278	2,928	(25)	2,903
	$9,839	$12	$9,851	$10,090	$22	$10,112

The following table presents the effect of the adoption of ASC 606 on our Consolidated Statement of Cash Flows for fiscal 2018 and 2017:

	Fiscal Year Ended
	June 29, 2018			June 30, 2017
	As Previously Reported	Effect of Adopting ASC 606	As Recast	As Reported	Effect of Adopting ASC 606	As Recast

	(In millions)
Net income	$718	(19)	$699	$553	$(10)	$543
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of acquisition-related intangibles(1)	117	—	117	151	—	151
Depreciation and other amortization(1)	142	—	142	160	—	160
Share-based compensation	82	—	82	42	—	42
Qualified pension plan contributions	(301)	—	(301)	(589)	—	(589)
Pension income	(135)	—	(135)	(97)	—	(97)
Impairment of goodwill and other assets	—	—	—	240	—	240
Loss on sales of businesses, net	—	—	—	14	—	14
Loss on extinguishment of debt	24	—	24	—	—	—
(Increase) decrease in:
Accounts receivable	(112)	11	(101)	111	(87)	24
Contract assets	—	(76)	(76)	—	156	156
Inventories	(84)	65	(19)	28	(60)	(32)
Increase (decrease) in:
Accounts payable	82	—	82	18	—	18
Advanced payments and unearned income	63	(63)	—	(42)	42	—
Contract liabilities	—	81	81	—	(31)	(31)
Income taxes	202	—	202	131	(20)	111
Other	(47)	1	(46)	(151)	10	(141)
Net cash provided by operating activities	$751	$—	$751	$569	$—	$569
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(1)
“Amortization of acquisition-related intangibles” includes amortization of non-Exelis Inc. acquisition-related intangibles, which was previously included in the “Depreciation and amortization” line item in our Consolidated Statement of Cash Flows in our fiscal Fiscal 2018 Annual Report on Form 10-K.

Accounting Standards Issued But Not Yet Effective
In February 2016, the FASB issued a new lease standard that supersedes existing lease guidance under GAAP. This standard requires, among other things, the recognition of right-of-use assets and liabilities on the balance sheet for all leases longer than 12 months and disclosure of certain information about leasing arrangements. The standard currently allows two transition methods whereby companies may elect to use the modified retrospective approach for leases that exist or are entered into after the beginning of the earliest comparative period in the financial statements, with certain practical expedients available, or to initially apply the standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. This standard is effective for fiscal years, and interim reporting periods within those years, beginning after December 15, 2018, which for us is our fiscal 2020. We continue to evaluate the impact this standard will have on our financial condition, results of operations and cash flows, which could be material, and we have not yet made a decision on the adoption method, as this determination is primarily dependent on the completion of our analysis.